INVESTMENT TRANSACTIONS (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Investments, All Other Investments [Abstract]
Purchases of investment securities	$ 0
Proceeds from sales and maturities of investment securities	$ 498,424